Eaton Vance

Focused Value Opportunities Fund

May 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 2.0%
Textron, Inc.	42,613	$1,930,369

		$1,930,369

Banks — 9.2%
Bank of America Corp.	150,152	$3,994,043
PNC Financial Services Group, Inc. (The)	23,260	2,960,067
Sterling Bancorp	96,544	1,864,265

		$8,818,375

Beverages — 2.4%
Constellation Brands, Inc., Class A	13,085	$2,308,848

		$2,308,848

Biotechnology — 2.5%
Gilead Sciences, Inc.	37,836	$2,355,291

		$2,355,291

Building Products — 1.9%
A.O. Smith Corp.	45,897	$1,858,829

		$1,858,829

Capital Markets — 4.2%
Northern Trust Corp.	23,677	$2,024,857
Raymond James Financial, Inc.	23,960	1,978,617

		$4,003,474

Chemicals — 3.5%
Dow, Inc.(1)	19,840	$927,718
DowDuPont, Inc.	79,784	2,435,008

		$3,362,726

Consumer Finance — 2.2%
American Express Co.	18,471	$2,118,808

		$2,118,808

Containers & Packaging — 1.3%
Ball Corp.	20,030	$1,229,642

		$1,229,642

Diversified Telecommunication Services — 4.6%
Verizon Communications, Inc.	80,955	$4,399,904

		$4,399,904

Electric Utilities — 5.5%
Edison International	36,723	$2,180,245
NextEra Energy, Inc.	15,673	3,106,545

		$5,286,790

Electronic Equipment, Instruments & Components — 1.7%
FLIR Systems, Inc.	33,817	$1,634,376

		$1,634,376

Security	Shares	Value
Entertainment — 2.9%
Walt Disney Co. (The)	21,323	$2,815,489

		$2,815,489

Equity Real Estate Investment Trusts (REITs) — 2.9%
Mid-America Apartment Communities, Inc.	24,248	$2,768,637

		$2,768,637

Food Products — 2.9%
Mondelez International, Inc., Class A	54,176	$2,754,850

		$2,754,850

Health Care Equipment & Supplies — 5.6%
Abbott Laboratories	40,263	$3,065,222
Baxter International, Inc.	30,816	2,263,127

		$5,328,349

Hotels, Restaurants & Leisure — 2.2%
Marriott International, Inc., Class A	16,668	$2,080,833

		$2,080,833

Household Durables — 1.9%
D.R. Horton, Inc.	43,844	$1,874,769

		$1,874,769

Household Products — 4.3%
Procter & Gamble Co. (The)	39,872	$4,103,228

		$4,103,228

Insurance — 5.4%
Allstate Corp. (The)	23,335	$2,228,726
American International Group, Inc.	57,455	2,934,227

		$5,162,953

IT Services — 2.2%
Cognizant Technology Solutions Corp., Class A	33,859	$2,096,888

		$2,096,888

Machinery — 2.2%
Gardner Denver Holdings, Inc.(1)	61,106	$2,075,771

		$2,075,771

Media — 2.5%
Fox Corp., Class A	68,032	$2,396,767

		$2,396,767

Multi-Utilities — 4.5%
CMS Energy Corp.	31,669	$1,776,948
Sempra Energy	19,629	2,580,232

		$4,357,180

Oil & Gas — 7.9%
ConocoPhillips	37,704	$2,223,028
EOG Resources, Inc.	22,922	1,876,853
Phillips 66	25,140	2,031,312
Pioneer Natural Resources Co.	10,011	1,421,162

		$7,552,355

Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	43,384	$1,968,332
Merck & Co., Inc.	47,421	3,756,217

		$5,724,549

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 3.6%
NXP Semiconductors NV	14,283	$1,259,189
QUALCOMM, Inc.	33,361	2,229,182

		$3,488,371

Specialty Retail — 1.8%
Tiffany & Co.	19,404	$1,729,090

		$1,729,090

Total Common Stocks (identified cost $90,897,012)		$95,617,511

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.53%(2)	606,499	$606,499

Total Short-Term Investments (identified cost $606,499)		$606,499

Total Investments — 100.4% (identified cost $91,503,511)		$96,224,010

Other Assets, Less Liabilities — (0.4)%		$(422,910)

Net Assets — 100.0%		$95,801,100

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2019 was $1,493.

The Fund did not have any open derivative instruments at May 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$95,617,511	*	$—	$—	$95,617,511
Short-Term Investments	—		606,499	—	606,499
Total Investments	$95,617,511		$606,499	$—	$96,224,010

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4